Delaware Limited-Term Diversified Income Fund

DELAWARE GROUP® LIMITED-TERM GOVERNMENT FUNDS

Delaware Limited-Term Diversified Income Fund (the "Fund")

Supplement to the Fund's Summary and Statutory Prospectuses
each dated May 1, 2017

Effective April 1, 2018, the information included in the "What are the Fund's fees and expenses" and the "Example" sections for Delaware Limited-Term Diversified Income Fund's Summary and Statutory Prospectuses are replaced in their entirety with the following:

What are the Fund's fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware FundsSM by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund's Prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

Shareholder fees (fees paid directly from your investment)

Class	A	C	R	Inst.	R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.75%	none	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%[1]	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	R	Inst.	R6
Management Fees	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	none	none
Other expenses	0.18%	0.18%	0.18%	0.18%	0.11%[2]
Total annual fund operating expenses	0.92%	1.67%	1.17%	0.67%	0.60%
Fee waivers and expense reimbursements	(0.38%)[3]	(0.28%)[3]	(0.28%)[3]	(0.28%)[3]	(0.28%)[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.54%	1.39%	0.89%	0.39%	0.32%

[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
[2]	"Other expenses" for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled "Choosing a share class."
[3]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.39% of the Fund's average daily net assets from April 1, 2018 through April 1, 2019 for all share classes other than Class R6, and 0.32% of the Fund's Class R6 shares' average daily net assets from April 1, 2018 through April 1, 2019. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. Additionally, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class A shares' 12b-1 fees to no more than 0.15% of average daily net assets from May 1, 2017 through May 1, 2018. This waiver may be terminated only by agreement of the Distributor and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	(if not redeemed) C	C	R	Inst.	R6
1 year	$329	$142	$242	$91	$40	$33
3 years	$523	$499	$499	$344	$186	$164
5 years	$734	$881	$881	$617	$345	$307
10 years	$1,341	$1,953	$1,953	$1,395	$808	$723

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Delaware Management Company (Manager) is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Please keep this Supplement for future reference.

This Supplement is dated March 29, 2018.

What are the Fund's fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware FundsSM by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund's Prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Delaware Limited-Term Diversified Income Fund	Class A	Class C		Class R	Institutional Class	Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.75%	none		none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none	none	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Delaware Limited-Term Diversified Income Fund		Class A	Class C	Class R	Institutional Class	Class R6
Management Fees		0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	none	none
Other expenses		0.18%	0.18%	0.18%	0.18%	0.11%	[1]
Total annual fund operating expenses		0.92%	1.67%	1.17%	0.67%	0.60%
Fee waivers and expense reimbursements	[2]	(0.38%)	(0.28%)	(0.28%)	(0.28%)	(0.28%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.54%	1.39%	0.89%	0.39%	0.32%
[1]	"Other expenses" for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled "Choosing a share class."
[2]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.39% of the Fund's average daily net assets from April 1, 2018 through April 1, 2019 for all share classes other than Class R6, and 0.32% of the Fund's Class R6 shares' average daily net assets from April 1, 2018 through April 1, 2019. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. Additionally, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class A shares' 12b-1 fees to no more than 0.15% of average daily net assets from May 1, 2017 through May 1, 2018. This waiver may be terminated only by agreement of the Distributor and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Delaware Limited-Term Diversified Income Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	329	523	734	1,341
Class C	242	499	881	1,953
Class R	91	344	617	1,395
Institutional Class	40	186	345	808
Class R6	33	164	307	723

Expense Example, No Redemption	1 year	3 years	5 years	10 years
Delaware Limited-Term Diversified Income Fund | Class C | USD ($)	142	499	881	1,953